Item 1. Schedule of Investments:
--------------------------------
Putnam Europe Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

9-30-04


Putnam Europe Equity Fund
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The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (99.2%) (a)
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Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Belgium (2.4%)
-----------------------------------------------------------------------------------------------------------
         81,386  Groupe Bruxelles Lambert SA                                                     $5,674,807
         92,737  Interbrew SA                                                                     3,090,916
         55,523  Umicore                                                                          4,050,722
                                                                                              -------------
                                                                                                 12,816,445

Denmark (1.0%)
-----------------------------------------------------------------------------------------------------------
        209,800  Danske Bank A/S                                                                  5,516,260

France (22.9%)
-----------------------------------------------------------------------------------------------------------
         98,815  Autoroutes du Sud de la France (ASF)                                             4,515,672
        167,970  BNP Paribas SA                                                                  10,846,428
         76,385  Christian Dior SA                                                                4,548,292
        342,784  Credit Agricole SA                                                               9,347,695
        223,425  France Telecom 144A                                                              5,565,630
        408,271  France Telecom SA                                                               10,170,238
        104,565  Lagardere SCA                                                                    6,484,650
         72,089  M6 Metropole Television 144A                                                     1,928,263
         27,951  Pernod-Ricard SA                                                                 3,710,451
         73,720  Peugeot SA                                                                       4,540,657
         39,556  Pinault-Printemps-Redoute SA                                                     3,632,471
         80,975  Renault SA                                                                       6,621,531
          7,229  Renault SA 144A                                                                    591,134
         74,402  Schneider Electric SA                                                            4,809,025
         83,932  Societe Television Francaise I                                                   2,380,539
        104,663  Total SA                                                                        21,315,164
        365,586  Veolia Environnement                                                            10,518,825
        494,882  Vivendi Universal SA (NON)                                                      12,678,052
                                                                                              -------------
                                                                                                124,204,717

Germany (8.0%)
-----------------------------------------------------------------------------------------------------------
        142,600  BASF AG                                                                          8,375,916
        715,917  Deutsche Telekom AG (NON)                                                       13,246,483
        100,900  Metro AG                                                                         4,485,655
          4,462  Porsche AG (Preference)                                                          2,888,477
        193,880  Siemens AG                                                                      14,204,851
                                                                                              -------------
                                                                                                 43,201,382

Greece (0.6%)
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        119,370  Titan Cement Co. SA                                                              3,098,084

Hungary (0.6%)
-----------------------------------------------------------------------------------------------------------
        140,991  OTP Bank (Right)                                                                 3,156,616

Ireland (2.8%)
-----------------------------------------------------------------------------------------------------------
        340,205  Allied Irish Banks PLC                                                           5,703,299
        204,750  CRH PLC                                                                          4,894,477
        319,256  Depfa Bank PLC                                                                   4,341,151
                                                                                              -------------
                                                                                                 14,938,927

Italy (7.2%)
-----------------------------------------------------------------------------------------------------------
        693,684  ENI SpA                                                                         15,539,959
      1,204,746  IntesaBCI SpA                                                                    4,577,924
        380,327  Mediaset SpA                                                                     4,316,731
      2,593,192  Telecom Italia SpA                                                               8,002,261
      1,247,000  UniCredito Italiano SpA                                                          6,287,010
                                                                                              -------------
                                                                                                 38,723,885

Netherlands (8.8%)
-----------------------------------------------------------------------------------------------------------
         97,997  European Aeronautic Defense and Space Co.                                        2,595,705
         83,963  IHC Caland NV                                                                    4,345,776
        383,954  ING Groep NV                                                                     9,688,456
        316,120  Koninklijke (Royal) Philips Electronics NV                                       7,238,766
        411,287  Royal Dutch Petroleum Co.                                                       21,180,230
         92,757  Royal Numico NV (NON)                                                            2,953,360
                                                                                              -------------
                                                                                                 48,002,293

Norway (1.1%)
-----------------------------------------------------------------------------------------------------------
         79,877  Norsk Hydro ASA                                                                  5,816,747

Spain (3.3%)
-----------------------------------------------------------------------------------------------------------
        130,481  Altadis SA                                                                       4,439,658
        174,100  Gestevision Telecinco SA (NON)                                                   3,147,834
         48,900  Gestevision Telecinco SA 144A (NON)                                                884,142
        325,355  Iberdrola SA                                                                     6,747,232
        189,545  Indra Sistemas SA Class A                                                        2,523,241
                                                                                              -------------
                                                                                                 17,742,107

Sweden (5.2%)
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        206,000  Hennes & Mauritz AB Class B                                                      5,675,204
      1,048,500  Nordea AB                                                                        8,572,062
        137,840  SKF AB Class B                                                                   5,236,852
      2,769,603  Telefonaktiebolaget LM Ericsson AB Class
                 B (NON)                                                                          8,600,542
                                                                                              -------------
                                                                                                 28,084,660

Switzerland (18.0%)
-----------------------------------------------------------------------------------------------------------
        365,446  Credit Suisse Group                                                             11,666,285
         54,069  Nestle SA                                                                       12,387,835
        464,465  Novartis AG                                                                     21,654,937
        172,155  Roche Holding AG                                                                17,790,591
         24,583  Swatch Group AG (The) Class B                                                    3,318,301
        144,331  Swiss Re                                                                         8,307,444
         43,053  Synthes-Stratec, Inc. (NON)                                                      4,690,546
        160,634  UBS AG                                                                          11,311,166
         46,546  Zurich Financial Services AG                                                     6,637,177
                                                                                              -------------
                                                                                                 97,764,282

United Kingdom (17.3%)
-----------------------------------------------------------------------------------------------------------
      3,011,069  Aggregate Industries PLC                                                         5,202,770
        190,970  AstraZeneca PLC                                                                  7,826,074
        249,671  BHP Billiton PLC                                                                 2,626,808
        552,804  Burberry Group PLC                                                               3,725,701
        712,681  Diageo PLC                                                                       8,897,231
        273,624  GUS PLC                                                                          4,455,611
        618,500  International Power PLC (NON)                                                    1,619,828
        157,483  Man Group PLC                                                                    3,387,865
        214,072  Reckitt Benckiser PLC                                                            5,244,319
        219,126  Rio Tinto PLC                                                                    5,891,465
        273,210  Royal Bank of Scotland Group PLC                                                 7,889,329
        183,112  Royal Bank of Scotland Group PLC 144A                                            5,287,620
      1,467,790  Tesco PLC                                                                        7,575,306
     10,067,487  Vodafone Group PLC                                                              24,089,475
                                                                                              -------------
                                                                                                 93,719,402
                                                                                              -------------
                 Total Common stocks  (cost $469,111,064)                                      $536,785,807

Short-term investments (1.2%) (a) (cost $6,658,571)
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Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $6,658,571  Putnam Prime Money Market Fund (e)                                              $6,658,571
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $475,769,635) (b)                                     $543,444,378
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

  (a) Percentages indicated are based on net assets of $541,360,707.

  (b) The aggregate identified cost on a tax basis is $483,502,237, resulting in gross unrealized appreciation and depreciation of $68,216,241 and $8,274,100, respectively, or net unrealized appreciation of $59,942,141.

(NON) Non-income-producing security.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $15,160 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The fund had the following industry group concentrations greater than 10% at September 30, 2004 (as a percentage of net assets):

      Banking               13.2%
      Oil & Gas             11.8
      Telecommunications    11.3

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: November 29, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: November 29, 2004